OPERATING LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases
OPERATING LEASES

NOTE 9 - OPERATING LEASES

As of September 30, 2023, the Company has twenty-one separate operating lease agreements for three office spaces, one warehouse and seventeen stores in PRC with remaining lease terms of from 1 month to 43 months.

Two of the leases described above were entered with related parties. The operating lease entered with Ms. Qingmei Lin, a related party, is for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000 (approximately $1,424). The operating lease agreement entered with Mr. Hongwei Ye, another related party, is for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023 with the monthly rent expense of RMB960 (approximately $138). The lease term has been extended to September 30, 2026 with all other terms unchanged.

The components of lease expense and supplemental cash flow information related to leases for the nine months ended September 30, 2023 and 2022 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations)	Nine months ended September 30,
	2023	2022

Related parties	$14,046	$16,132
Non-related parties	97,288	109,050
Total	$111,334	$125,182

Other information for the nine months ended	September 30, 2023	September 30, 2022
Cash paid for amounts included in the measurement of lease obligations	$116,743	$110,768
Weighted average remaining lease term (in years)	2.61	3.31
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of September 30, 2023 are as follows:

Year ending December 31,
2023 (remaining)	$27,008
2024	118,512
2025	105,405
2026	47,012
2027	5,498
Total lease payment	303,435
Less: Imputed interest	(14,976)
Operating lease obligations	$288,459

NOTE 9 – OPERATING LEASES

As of December 31, 2022, the Company has twenty separate operating lease agreements for three office spaces, one warehouse and sixteen stores in PRC with remaining lease terms of from 3 months to 52 months.

Two of the leases described above were entered with related parties. The operating lease entered with Ms. Qingmei Lin, a related party, is for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000 (approximately $1,490). The operating lease agreement entered with Mr. Hongwei Ye, another related party, is for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023 with the monthly rent expense of RMB960 (approximately $143).

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2022 and 2021 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2022	December 31, 2021

Related parties	$20,736	$32,677
Non-related parties	150,804	118,315

Other information for the years ended	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease obligations	$172,425	$151,586
Weighted average remaining lease term (in years)	3.11	3.82
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of December 31, 2022 are as follows:

Year ending December 31,
2023	$139,875
2024	110,420
2025	95,408
2026	42,703
2027	5,789
Thereafter	-
Total lease payment	394,195
Less: Imputed interest	(22,352)
Operating lease obligations	$371,843

Lease expenses were $171,540 and $150,992 for the years ended December 31, 2022 and 2021, respectively.